THE TRAVELERS VARIABLE
PRODUCTS FUND

ANNUAL REPORTS
DECEMBER 31, 1996

                THE TRAVELERS SERIES TRUST:

                LARGE CAP PORTFOLIO
                EQUITY INCOME PORTFOLIO

[TRAVELERSLIFE LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

CONTENTS


MARKET ENVIRONMENT                       3     A review of what happened in
                                               world markets during the past
                                               year.

EQUITY INCOME PORTFOLIO

  PERFORMANCE                            4     How the fund has done over time.

  FUND TALK                              5     The manager's review of fund
                                               performance, strategy and
                                               outlook.

  INVESTMENTS                            6     A complete list of the fund's
                                               investments with their market
                                               values.

FINANCIAL STATEMENTS                     9     Statements of assets and
                                               liabilities, operations, and
                                               changes in net assets, as well
                                               as financial highlights.

LARGE CAP PORTFOLIO

  PERFORMANCE                           11     How the fund has done over time.

  FUND TALK                             12     The manager's review of fund
                                               performance, strategy and
                                               outlook.

  INVESTMENTS                           13     A complete list of the fund's
                                               investments with their market
                                               values.

  FINANCIAL STATEMENTS                  16     Statements of assets and
                                               liabilities, operations, and
                                               changes in net assets, as well
                                               as financial highlights.

NOTES                                   18     Notes to the financial
                                               statements.

REPORT OF INDEPENDENT ACCOUNTANTS       20     The auditors' opinion.

DISTRIBUTIONS                           21





This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Neither of the funds is a bank.

ANNUAL REPORT                                   2

MARKET ENVIRONMENT

Most stock and bond markets posted positive returns in 1996, aided by moderate growth and low inflation. Sustained corporate earnings growth and a favorable interest rate environment also proved beneficial. Japan, however, was the major exception as an underperforming stock market and a weak yen undermined returns for U.S.-based investors. The strongest gains came from the often-volatile emerging bond markets in 1996, while performance of the bond markets of developed countries was mixed.

U.S. STOCK MARKETS

The Standard & Poor's 500 Index -- a broad measure of U.S. stock market performance -- rose 22.96% for the 12 months that ended December 31, 1996, well above the index's long-term average annual return of about 12%. The Russell 2000 Index -- a measure of small stock performance -- rose 16.49%. The Dow Jones Industrial Average -- an index of 30 blue-chip stocks -- posted a return of 28.70%, closing above 6500 for the first time in November.

The U.S. stock market spent much of the past year breaking price and trading volume records. Solid corporate earnings reports, large cash inflows into mutual funds, widespread optimism and a generally favorable interest rate environment propelled share prices higher. Large-capitalization stocks thrived as investors sought their lower volatility and higher degree of liquidity over smaller-cap stocks in an environment where it was sometimes difficult to discern the health of the economy.

Most industry sectors experienced positive, if not strong performance. At mid-year, technology stocks suffered from a sell-off sparked by fears that company earnings were weakening. Nevertheless, this sector proved to be the strongest in the U.S. market in 1996. Earnings surprises and positive earnings projections were the main drivers of solid performance, especially among semiconductor manufacturers, companies that make disk drives and monitors, and software firms. Even though consensus estimates pointed toward increases in short-term interest rates by the Fed, financial stocks -- usually sensitive to changes in interest rates -- shrugged off this concern and posted solid performance based on low interest rates and positive business prospects. Energy stocks reaped the benefits of higher-than-expected energy prices, which resulted in part from the delayed re-entry of Iraq into the world market. Uncertainty over the direction of the economy benefited consumer nondurables -- such as food, beverage and tobacco companies -- health care and traditional big-name growth stocks, as these companies tend to post steady earnings growth in many economic environments.

Utilities stocks struggled in 1996 for two reasons. First, and most important, uncertainty over the direction and form of deregulation in the sector tended to diminish investor interest. Second, stocks in the sector tend to move in concert with bonds, which lagged due to periodic inflation fears and confusing economic signals. Stocks in the telecommunications field especially were affected by uncertainty over legislation signed into law in February 1996. Biotechnology issues had a hard time recovering from a correction in stock prices from overvalued levels that they experienced earlier in 1996. Cyclical stocks -- those that usually rise and fall with the economy -- posted mixed results that largely depended on the outlook for companies in the specific sector rather than the direction of the economy.

FOREIGN STOCK MARKETS

Foreign stock markets posted mixed results in 1996. The Morgan Stanley Capital International (MSCI) EAFE Index -- which measures stock performance in Europe, Australia and the Far East -- returned 6.05% in 1996. Europe posted the most consistently strong equity markets due to stronger economic growth, lower interest rates, higher corporate earnings, the relative weakness of the continent's major currencies and a new emphasis on shareholder friendliness by many of the region's corporations. The MSCI Europe Index was up 21.09% in 1996. The Japanese stock market underperformed on the weakness of the economic recovery and the uncertainty for any substantial economic reform. The Tokyo Stock Exchange TOPIX Total Return Index was off 16.26%. Emerging market equity performance ran the gamut from negative to positive, with the MSCI Emerging Markets Free Index returning 6.03% for 1996. While Hong Kong was a top performer -- benefiting from the rising value of the property sector, solid economic growth and stable interest rates -- other Asian markets posted mixed returns as concerns rose over declining export growth in the region. Latin America enjoyed a strong first half, but faded toward the end of 1996 due to low domestic savings rates and inefficient governments, among other factors.

U.S. BOND MARKETS

Uncertainty over the direction of the economy led to mixed performance in U.S. bond markets in 1996. For the year, the Lehman Brothers Aggregate Bond Index -- a broad measure of the performance of the U.S. taxable bond market -- posted a total return of 3.63%. Stronger-than-expected economic signals rattled the bond market in the early spring. Investors spent most of the summer anticipating a short-term interest rate increase by the Federal Reserve Board. However, the Fed neither raised nor lowered rates through the end of 1996. Interest rates responded to the Fed's inaction by falling during much of October and November. In December, though, bond prices dropped due to inflation concerns, stronger-than-expected economic data and comments by Fed Chairman Alan Greenspan that the stock markets may be overvalued.

FOREIGN BOND MARKETS

While low inflation and moderate growth helped provide a positive backdrop for most bond markets in 1996, performance in overseas bond markets was mixed. The Salomon Brothers World Government Bond Index -- a measure of government bond market performance in developed nations -- returned 3.62% for the 12 months that ended December 31, 1996. In Europe, focus centered on the continuing progress toward the European Monetary Union (EMU). Attractive opportunities arose as countries worked to meet the requirements for joining the EMU. However, Germany and Japan -- two of the larger components of the Salomon Brothers World Government Bond Index -- experienced currency problems that hurt returns. In stark contrast to the developed world, the often-volatile emerging debt markets enjoyed a particularly strong year, helped by inflows of foreign capital, low interest rates and the implementation of country-specific reforms -- especially in Latin America. The J.P. Morgan Emerging Markets Bond Index -- of which Latin America is a large component -- posted a return of 34.16% during the period.

                                   3                             ANNUAL REPORT

EQUITY INCOME PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE

There are several ways to evaluate a fund's historical performance: total percentage change in value or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earns when it sells securities that have grown in value).


--------------------------------------------
CUMULATIVE TOTAL RETURNS
--------------------------------------------
PERIOD ENDED DECEMBER 31, 1996


                               LIFE OF
                                FUND
Equity Income Portfolio        11.69%

S&P 500 (R)                    13.51%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period -- in this case, since the fund started on August 30, 1996.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index -- a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

If certain fund expenses had not been reimbursed, the total return would have been lower.

Performance numbers are net of all fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.




Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.


X UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of growth in the long run and volatility in the short run. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

----------------------------------------------------
$10,000 OVER LIFE OF FUND
----------------------------------------------------


Equity Income Portfolio       Standard & Poor's 500

                                   [CHART]

Let's say hypothetically that $10,000 was invested in the Equity Income Portfolio on August 30, 1996, when the fund started. As the chart shows, by December 31, 1996, the investment would have grown to $11,169 -- an 11.69% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500 would have grown to $11,351 over the same period -- a 13.51% increase.

INVESTMENT SUMMARY

----------------------------------------------------
TOP FIVE STOCKS AS OF DECEMBER 31, 1996
----------------------------------------------------
                                      % OF FUND'S
                                      INVESTMENTS
Philip Morris Companies, Inc.             4.1
General Electric Co.                      3.9
British Petroleum PLC ADR                 3.6
Federal National Mortgage Association     2.8
General Motors Corp.                      2.2


----------------------------------------------------
TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
----------------------------------------------------
                                      % OF FUND'S
                                      INVESTMENTS
Finance                                   21.3
Energy                                    14.4
Industrial Machinery & Equipment           8.4
Utilities                                  8.1
Nondurables                                7.0

----------------------------------------------------
ASSET ALLOCATION AS OF DECEMBER 31, 1996*
----------------------------------------------------
                                      % OF FUND'S
                                      INVESTMENTS
Stocks                                    92.7%
Convertible
securities                                 2.8%
Short-term investments                     4.5%
* Foreign investments                      5.5%


                                   [CHART]


ANNUAL REPORT                          4

EQUITY INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

[PHOTO]

           An interview with
           Stephen Petersen, Portfolio
           Manager of Traveler's
           Equity Income Portfolio

Q. HOW DID THE FUND PERFORM, STEPHEN?

A. While performing well on an absolute basis, the fund underperformed the Standard & Poor's 500 Index, which returned 13.51% from the fund's inception on August 30, 1996 through December 31, 1996. Given that the fund has only been in existence for four months, I'd like to point out that it's difficult to draw any conclusions from such a short period of time, and that a fund's performance is best judged over the long term.

Q. WHY DID THE FUND'S RETURN LAG THE S&P 500 DURING THE PERIOD?

A. There are a couple of reasons, although primarily it's because of the equity-income style of investing this fund follows. Equity-income fund managers seek to own stocks of quality companies that also have attractive dividend yields equal to or greater than the market average. Having that sort of orientation attracts equity-income style managers to utility stocks, financial stocks and cyclical stocks such as automobiles and basic industries. As a group, the industries I just mentioned -- with the exception of financial stocks -- performed well on an absolute basis but underperformed the overall market during the past year. As in 1995, the strong performance of the overall stock market was primarily concentrated in technology stocks and larger market-capitalization stocks.

Q. AND THE FUND DIDN'T HAVE LARGE HOLDINGS IN MANY OF THE OUTPERFORMING STOCKS?

A. Exactly. The past 12 months have not really been a stock picker's market, but one in which the S&P 500 managed to outperform most actively managed mutual funds, including this one. Also, the fund had a fairly large weighting in mid-cap stocks that underperformed the market average.

Q. WHAT HOLDINGS DID PERFORM WELL?

A. The fund was helped by its weighting in financial stocks such as the Federal National Mortgage Association and Bank of New York.

Q. HOW WOULD YOU DESCRIBE YOUR INVESTMENT STYLE TO SHAREHOLDERS IN THIS FUND?

A. As a long-time equity income manager, my investment strategy has always been to look for better-than-average yielding large-cap stocks with attractive attributes that will lead to capital appreciation over time. I also try to buy stocks that are currently out-of-favor within this framework, and I put together the portfolio on a stock by stock basis focusing on individual turnaround or recovery stories rather than broad sector trends. Once the out-of-favor stocks appreciate, I sell them and buy other out-of-favor stocks. My investment style is a methodical, straight-forward process that emphasizes individual stock picking more than anything else.

Q. WHAT DO YOU LOOK FOR IN DIVIDEND-YIELDING STOCKS?

A. I usually buy stocks that have dividend yield equal to or above the average yield of the S&P 500 -- currently about 2%. If I own companies with lower yields, it's because the company has decided to distribute excess capital to shareholders in other ways, such as stock repurchase programs. This is consistent with my strategy of owning companies that are strong income producers with higher-than-average dividends, along with stocks of undervalued companies that I think have the potential to appreciate over time.

Q. DOES THE FUND OWN TURNAROUND STOCKS OR COMPANIES UNDERGOING POSITIVE CHANGE?

A. Yes. While my goal is to have the fund primarily invested in quality companies with consistent earnings growth, I would like to own some companies that haven't performed well in the market recently, and therefore may have lower valuations and better opportunity for capital appreciation. It's an approach I've used in the past with some other funds I've managed, and it's worked well.

Q. WHAT'S YOUR OUTLOOK FOR THE MONTHS AHEAD?

A. I don't sense that there's been any significant change in the mood of the market -- it still favors consistent earnings growth. Since the market has continued to reward stocks of large-cap companies with consistent earnings, it's been quite difficult for bottom-up stock pickers to outperform the general market. However, as everyone knows, the economic recovery has been underway since 1991 -- historically, quite a long period of time for a strong economy without an interruption or correction. Therefore, I'm trying to structure the fund so it can perform relatively well when and if the market changes course. While I think the outlook for this fund remains good, investors should be cautious after two years of more than 20% returns from the overall market.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.



X  FUND FACTS
GOAL: seeks reasonable income by investing primarily in income-producing equity securities to provide current income and increase the value of the fund's shares

START DATE: August 30, 1996

SIZE: as of December 31, 1996, more than $3 million

MANAGER: Stephen Petersen, since inception, joined Fidelity in 1980

                                   5                            ANNUAL REPORT

EQUITY INCOME PORTFOLIO
INVESTMENTS DECEMBER 31, 1996
Showing Percentage of Total Value Investment in Securities

------------------------------------------------------------------------------------
COMMON STOCKS -- 92.7%
------------------------------------------------------------------------------------
                                                             SHARES   VALUE (NOTE 1)
AEROSPACE & DEFENSE - 3.2%
AEROSPACE & DEFENSE - 2.8%
Boeing Co.  . . . . . . . . . . . . . . . . . . . . . . .          21      $   2,220
Harsco Corp.  . . . . . . . . . . . . . . . . . . . . . .         200         13,700
Lockheed Martin Corp. . . . . . . . . . . . . . . . . . .         400         36,600
Northrop Grumman Corp.  . . . . . . . . . . . . . . . . .         200         16,550
Rockwell International Corp.  . . . . . . . . . . . . . .         500         30,438
                                                                          ----------
                                                                              99,508
                                                                          ----------
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.  . . . . . . . . . . . . . . . . . . . . . .         300         14,438
                                                                          ----------
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc. (a) . . . . . . . . . . .          40            600
                                                                          ----------
TOTAL AEROSPACE & DEFENSE . . . . . . . . . . . . . . . .                    114,546
                                                                          ----------
BASIC INDUSTRIES - 5.4%
CHEMICALS & PLASTICS - 2.8%
du Pont (E.I.) de Nemours & Co. . . . . . . . . . . . . .         400         37,750
Great Lakes Chemical Corp.  . . . . . . . . . . . . . . .         300         14,025
Nalco Chemical Co.  . . . . . . . . . . . . . . . . . . .         400         14,450
Union Carbide Corp. . . . . . . . . . . . . . . . . . . .         500         20,438
Witco Corp. . . . . . . . . . . . . . . . . . . . . . . .         500         15,250
                                                                          ----------
                                                                             101,913
                                                                          ----------
METALS & MINING - 1.3%
Alumax, Inc. (a)  . . . . . . . . . . . . . . . . . . . .         411         13,717
Aluminum Co. of America . . . . . . . . . . . . . . . . .         500         31,875
                                                                          ----------
                                                                              45,592
                                                                          ----------
PAPER & FOREST PRODUCTS - 1.3%
Champion International Corp.  . . . . . . . . . . . . . .         300         12,975
International Paper Co. . . . . . . . . . . . . . . . . .         200          8,075
Weyerhaeuser Co.  . . . . . . . . . . . . . . . . . . . .         500         23,688
                                                                          ----------
                                                                              44,738
                                                                          ----------
TOTAL BASIC INDUSTRIES  . . . . . . . . . . . . . . . . .                    192,243
                                                                          ----------
CONGLOMERATES - 3.7%
AlliedSignal, Inc.  . . . . . . . . . . . . . . . . . . .         500         33,500
American Standard Companies, Inc. (a) . . . . . . . . . .         400         15,300
Textron, Inc. . . . . . . . . . . . . . . . . . . . . . .         200         18,850
Tyco International Ltd. . . . . . . . . . . . . . . . . .         500         26,438
United Technologies Corp. . . . . . . . . . . . . . . . .         600         39,600
                                                                          ----------
                                                                             133,688
                                                                          ----------
CONSTRUCTION & REAL ESTATE - 0.6%
BUILDING MATERIALS - 0.3%
Masco Corp. . . . . . . . . . . . . . . . . . . . . . . .         300         10,800
                                                                           ---------
REAL ESTATE INVESTMENT TRUSTS - 0.3%
Equity Residential Properties Trust (SBI) . . . . . . . .         300         12,375
                                                                           ---------
TOTAL CONSTRUCTION & REAL ESTATE  . . . . . . . . . . . .                     23,175
                                                                           ---------
DURABLES - 6.9%
AUTOS, TIRES, & ACCESSORIES - 5.9%
Chrysler Corp.  . . . . . . . . . . . . . . . . . . . . .       1,800         59,400
Eaton Corp. . . . . . . . . . . . . . . . . . . . . . . .         300         20,925
General Motors Corp.  . . . . . . . . . . . . . . . . . .       1,400         78,050
Goodyear Tire & Rubber Co.  . . . . . . . . . . . . . . .         200         10,275
Johnson Controls, Inc.  . . . . . . . . . . . . . . . . .         200         16,575
Snap-on Tools Corp. . . . . . . . . . . . . . . . . . . .         450         16,031
TRW, Inc. . . . . . . . . . . . . . . . . . . . . . . . .         200          9,900
                                                                          ----------
                                                                             211,156
                                                                          ----------
CONSUMER ELECTRONICS - 0.7%
Maytag Co.  . . . . . . . . . . . . . . . . . . . . . . .         500          9,875
Whirlpool Corp. . . . . . . . . . . . . . . . . . . . . .         300         13,988
                                                                          ----------
                                                                              23,863
                                                                          ----------
TEXTILES & APPAREL - 0.3%
Kellwood Co.  . . . . . . . . . . . . . . . . . . . . . .         500         10,000
                                                                          ----------
TOTAL DURABLES  . . . . . . . . . . . . . . . . . . . . .                    245,019
                                                                          ----------
ENERGY - 13.9%
ENERGY SERVICES - 2.5%
Dresser Industries, Inc.  . . . . . . . . . . . . . . . .         700         21,700
Halliburton Co. . . . . . . . . . . . . . . . . . . . . .         300         18,075
Schlumberger Ltd. . . . . . . . . . . . . . . . . . . . .         500         49,938
                                                                          ----------
                                                                              89,713
                                                                          ----------
OIL & GAS - 11.4%
Amerada Hess Corp.  . . . . . . . . . . . . . . . . . . .         200         11,575
Amoco Corp. . . . . . . . . . . . . . . . . . . . . . . .         300         24,150
Atlantic Richfield Co.  . . . . . . . . . . . . . . . . .         300         39,750
British Petroleum PLC ADR . . . . . . . . . . . . . . . .         900        127,238
Burlington Resources, Inc.  . . . . . . . . . . . . . . .         200         10,075
Exxon Corp. . . . . . . . . . . . . . . . . . . . . . . .         100          9,800
Kerr-McGee Corp.  . . . . . . . . . . . . . . . . . . . .         100          7,200
Mobil Corp. . . . . . . . . . . . . . . . . . . . . . . .         200         24,450
Occidental Petroleum Corp.  . . . . . . . . . . . . . . .         500         11,688
Phillips Petroleum Co.  . . . . . . . . . . . . . . . . .         300         13,275
Royal Dutch Petroleum Co. ADR . . . . . . . . . . . . . .         300         51,225
Total SA sponsored ADR  . . . . . . . . . . . . . . . . .         500         20,125
USX-Marathon Group  . . . . . . . . . . . . . . . . . . .       1,000         23,875
Unocal Corp.  . . . . . . . . . . . . . . . . . . . . . .         825         33,516
                                                                           ---------
                                                                             407,942
                                                                           ---------
TOTAL ENERGY  . . . . . . . . . . . . . . . . . . . . . .                    497,655
                                                                           ---------
FINANCE - 21.3%
BANKS - 8.4%
Bank of Boston Corp.  . . . . . . . . . . . . . . . . . .         300         19,275
Bank of New York Co., Inc.  . . . . . . . . . . . . . . .       1,800         60,750
BankAmerica Corp. . . . . . . . . . . . . . . . . . . . .         300         29,925
Chase Manhattan Corp. . . . . . . . . . . . . . . . . . .         300         26,775
Citicorp  . . . . . . . . . . . . . . . . . . . . . . . .         200         20,600
Comerica, Inc.  . . . . . . . . . . . . . . . . . . . . .         400         20,950
First Bank System, Inc. . . . . . . . . . . . . . . . . .         400         27,300
NationsBank Corp. . . . . . . . . . . . . . . . . . . . .         500         48,875
Norwest Corp. . . . . . . . . . . . . . . . . . . . . . .         400         17,400
Wells Fargo & Co. . . . . . . . . . . . . . . . . . . . .         100         26,975
                                                                          ----------
                                                                             298,825
                                                                          ----------
CREDIT & OTHER FINANCE - 2.2%
Beneficial Corp.  . . . . . . . . . . . . . . . . . . . .         200         12,675
First Chicago NBD Corp. . . . . . . . . . . . . . . . . .         900         48,375
Household International, Inc. . . . . . . . . . . . . . .         200         18,450
                                                                          ----------
                                                                              79,500
                                                                          ----------
FEDERAL SPONSORED CREDIT - 2.8%
Federal National Mortgage Association . . . . . . . . . .       2,700        100,575
                                                                           ---------
INSURANCE - 6.9%
Aetna, Inc. . . . . . . . . . . . . . . . . . . . . . . .         400         32,000
Allstate Corp.  . . . . . . . . . . . . . . . . . . . . .       1,200         69,450
American Bankers Insurance Group, Inc.  . . . . . . . . .         400         20,450
American Financial Group, Inc.  . . . . . . . . . . . . .         600         22,650
CIGNA Corp. . . . . . . . . . . . . . . . . . . . . . . .         100         13,663
General Re Corp.  . . . . . . . . . . . . . . . . . . . .         100         15,775

See accompanying notes which are in integral part of the Financial statements.

ANNUAL REPORT                             6

------------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED
------------------------------------------------------------------------------------
                                                             SHARES   VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
ITT Hartford Group, Inc.  . . . . . . . . . . . . . . . .         600     $   40,500
Provident Companies, Inc. . . . . . . . . . . . . . . . .         200          9,675
Reliastar Financial Corp. . . . . . . . . . . . . . . . .         400         23,100
                                                                          ----------
                                                                             247,263
                                                                          ----------
SAVINGS & LOANS - 0.7%
Washington Mutual, Inc. . . . . . . . . . . . . . . . . .         600         25,988
                                                                           ---------
SECURITIES INDUSTRY - 0.3%
Lehman Brothers Holdings, Inc.  . . . . . . . . . . . . .         300          9,413
                                                                          ----------
TOTAL FINANCE . . . . . . . . . . . . . . . . . . . . . .                    761,564
                                                                          ----------
HEALTH - 3.9%
DRUGS & PHARMACEUTICALS - 2.9%
American Home Products Corp.  . . . . . . . . . . . . . .         200         11,725
Bristol-Myers Squibb Co.  . . . . . . . . . . . . . . . .         300         32,625
Pharmacia & Upjohn, Inc.  . . . . . . . . . . . . . . . .         600         23,775
Pfizer, Inc.  . . . . . . . . . . . . . . . . . . . . . .         200         16,575
Schering-Plough Corp. . . . . . . . . . . . . . . . . . .         300         19,425
                                                                          ----------
                                                                             104,125
                                                                          ----------
MEDICAL EQUIPMENT & SUPPLIES - 1.0%
Allegiance Corp.  . . . . . . . . . . . . . . . . . . . .          60          1,658
Baxter International, Inc.  . . . . . . . . . . . . . . .         300         12,300
Johnson & Johnson . . . . . . . . . . . . . . . . . . . .         400         19,900
                                                                           ---------
                                                                              33,858
                                                                          ----------
TOTAL HEALTH  . . . . . . . . . . . . . . . . . . . . . .                    137,983
                                                                          ----------
HOLDING COMPANIES - 0.8%
CINergy Corp. . . . . . . . . . . . . . . . . . . . . . .         400         13,350
U.S. Industries, Inc. (a) . . . . . . . . . . . . . . . .         400         13,750
                                                                          ----------
                                                                              27,100
                                                                          ----------
INDUSTRIAL MACHINERY & EQUIPMENT - 8.0%
ELECTRICAL EQUIPMENT - 4.3%
General Electric Co.  . . . . . . . . . . . . . . . . . .       1,400        138,425
Westinghouse Electric Corp. . . . . . . . . . . . . . . .         700         13,913
                                                                          ----------
                                                                             152,338
                                                                          ----------
INDUSTRIAL MACHINERY & EQUIPMENT - 2.1%
Caterpillar, Inc. . . . . . . . . . . . . . . . . . . . .         200         15,050
Cooper Industries, Inc. . . . . . . . . . . . . . . . . .         400         16,850
Ingersoll-Rand Co.  . . . . . . . . . . . . . . . . . . .         300         13,350
Keystone International, Inc.  . . . . . . . . . . . . . .         500         10,063
Parker-Hannifin Corp. . . . . . . . . . . . . . . . . . .         300         11,625
Tenneco, Inc. . . . . . . . . . . . . . . . . . . . . . .         200          9,025
                                                                          ----------
                                                                              75,963
                                                                          ----------
POLLUTION CONTROL - 1.6%
Browning-Ferris Industries, Inc.  . . . . . . . . . . . .         900         23,625
WMX Technologies, Inc.  . . . . . . . . . . . . . . . . .       1,000         32,625
                                                                          ----------
                                                                              56,250
                                                                          ----------
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT  . . . . . . . . .                    284,551
                                                                          ----------
MEDIA & LEISURE - 1.5%
ENTERTAINMENT - 0.4%
Viacom, Inc. Class B (non-vtg.) (a) . . . . . . . . . . .         400         13,950
                                                                           ---------
LEISURE DURABLES & TOYS - 0.3%
Hasbro, Inc.  . . . . . . . . . . . . . . . . . . . . . .         300         11,663
                                                                           ---------
LODGING & GAMING - 0.5%
ITT Corp. (a) . . . . . . . . . . . . . . . . . . . . . .         400         17,350
                                                                           ---------
PUBLISHING - 0.3%
ACNielsen Corp. (a) . . . . . . . . . . . . . . . . . . .          66            998
Cognizant Corp. (a) . . . . . . . . . . . . . . . . . . .         200          6,600
Dun & Bradstreet Corp.  . . . . . . . . . . . . . . . . .         200          4,750
                                                                           ---------
                                                                              12,348
                                                                          ----------
TOTAL MEDIA & LEISURE . . . . . . . . . . . . . . . . . .                     55,311
                                                                          ----------
NONDURABLES - 6.3%
FOODS - 0.9%
General Mills, Inc. . . . . . . . . . . . . . . . . . . .         300         19,013
Ralston Purina Group  . . . . . . . . . . . . . . . . . .         200         14,675
                                                                          ----------
                                                                              33,688
                                                                          ----------
HOUSEHOLD PRODUCTS - 0.4%
Rubbermaid, Inc.  . . . . . . . . . . . . . . . . . . . .         600         13,650
                                                                           ---------
TOBACCO - 5.0%
Philip Morris Companies, Inc. . . . . . . . . . . . . . .       1,300        146,413
RJR Nabisco Holdings Corp.  . . . . . . . . . . . . . . .         900         30,600
                                                                           ---------
                                                                             177,013
                                                                          ----------
TOTAL NONDURABLES . . . . . . . . . . . . . . . . . . . .                    224,351
                                                                          ----------
RETAIL & WHOLESALE - 4.8%
APPAREL STORES - 0.4%
Limited, Inc. (The) . . . . . . . . . . . . . . . . . . .         700         12,863
                                                                           ---------
DRUG STORES - 0.3%
CVS Corp. . . . . . . . . . . . . . . . . . . . . . . . .         300         12,413
                                                                           ---------
GENERAL MERCHANDISE STORES - 3.2%
Dayton Hudson Corp. . . . . . . . . . . . . . . . . . . .         300         11,775
Federated Department Stores, Inc. (a) . . . . . . . . . .         600         20,475
May Department Stores Co. (The) . . . . . . . . . . . . .         300         14,025
Sears, Roebuck & Co.  . . . . . . . . . . . . . . . . . .         500         23,063
Wal-Mart Stores, Inc. . . . . . . . . . . . . . . . . . .       2,000         45,750
                                                                          ----------
                                                                             115,088
                                                                          ----------
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
Tandy Corp. . . . . . . . . . . . . . . . . . . . . . . .         300         13,200
Toys "R" Us, Inc. (a) . . . . . . . . . . . . . . . . . .         600         18,000
                                                                          ----------
                                                                              31,200
                                                                          ----------
TOTAL RETAIL & WHOLESALE. . . . . . . . . . . . . . . . .                    171,564
                                                                           ---------
SERVICES - 1.0%
LEASING & RENTAL - 0.4%
GATX Corp.  . . . . . . . . . . . . . . . . . . . . . . .         300         14,550
                                                                           ---------
PRINTING - 0.6%
Deluxe Corp.  . . . . . . . . . . . . . . . . . . . . . .         400         13,100
Donnelley (R.R.) & Sons Co. . . . . . . . . . . . . . . .         300          9,413
                                                                           ---------
                                                                              22,513
                                                                          ----------
TOTAL SERVICES  . . . . . . . . . . . . . . . . . . . . .                     37,063
                                                                          ----------
TECHNOLOGY - 2.6%
COMMUNICATIONS EQUIPMENT - 0.1%
Lucent Technologies, Inc. . . . . . . . . . . . . . . . .          97          4,486
                                                                           ---------
COMPUTERS & OFFICE EQUIPMENT - 1.4%
Digital Equipment Corp. (a) . . . . . . . . . . . . . . .         300         10,913
International Business Machines Corp. . . . . . . . . . .         200         30,200
Xerox Corp. . . . . . . . . . . . . . . . . . . . . . . .         200         10,525
                                                                          ----------
                                                                              51,638
                                                                          ----------
ELECTRONICS - 0.6%
AMP, Inc. . . . . . . . . . . . . . . . . . . . . . . . .         300         11,513
Thomas & Betts Corp.. . . . . . . . . . . . . . . . . . .         200          8,875
                                                                          ----------
                                                                              20,388
                                                                          ----------

See accompanying notes which are an integral part of the financial statements.

                                   7                               ANNUAL REPORT

EQUITY INCOME PORTFOLIO
INVESTMENTS - CONTINUED


------------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED
------------------------------------------------------------------------------------
                                                             SHARES   VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
PHOTOGRAPHIC EQUIPMENT - 0.5%
Eastman Kodak Co. . . . . . . . . . . . . . . . . . . . .         200       $ 16,050
                                                                           ---------
TOTAL TECHNOLOGY  . . . . . . . . . . . . . . . . . . . .                     92,562
                                                                           ---------
TRANSPORTATION - 1.0%
AIR TRANSPORTATION - 0.3%
Viad Corp.  . . . . . . . . . . . . . . . . . . . . . . .         700         11,550
                                                                           ---------
RAILROADS - 0.7%
Burlington Northern Santa Fe Corp.  . . . . . . . . . . .         200         17,275
CSX Corp. . . . . . . . . . . . . . . . . . . . . . . . .         200          8,450
                                                                          ----------
                                                                              25,725
                                                                          ----------
TOTAL TRANSPORTATION  . . . . . . . . . . . . . . . . . .                     37,275
                                                                           ---------
UTILITIES - 7.8%
ELECTRIC UTILITY - 1.4%
American Electric Power Co., Inc. . . . . . . . . . . . .         300         12,338
Entergy Corp. . . . . . . . . . . . . . . . . . . . . . .         500         13,875
Illinova Corp.  . . . . . . . . . . . . . . . . . . . . .         400         11,000
Pinnacle West Capital Corp. . . . . . . . . . . . . . . .         400         12,700
                                                                          ----------
                                                                              49,913
                                                                          ----------
GAS - 1.6%
El Paso Natural Gas Co. . . . . . . . . . . . . . . . . .          18            909
MCN Corp. . . . . . . . . . . . . . . . . . . . . . . . .         300          8,663
Pacific Enterprises . . . . . . . . . . . . . . . . . . .         600         18,225
PanEnergy Corp. . . . . . . . . . . . . . . . . . . . . .         300         13,500
Questar Corp. . . . . . . . . . . . . . . . . . . . . . .         400         14,700
                                                                          ----------
                                                                              55,997
                                                                          ----------
TELEPHONE SERVICES - 4.8%
AT&T Corp.  . . . . . . . . . . . . . . . . . . . . . . .         300         13,050
Ameritech Corp. . . . . . . . . . . . . . . . . . . . . .         600         36,375
Bell Atlantic Corp. . . . . . . . . . . . . . . . . . . .         400         25,900
BellSouth Corp. . . . . . . . . . . . . . . . . . . . . .         700         28,263
Frontier Corp.  . . . . . . . . . . . . . . . . . . . . .         400          9,050
NYNEX Corp. . . . . . . . . . . . . . . . . . . . . . . .         700         33,688
SBC Communications, Inc.  . . . . . . . . . . . . . . . .         500         25,875
                                                                           ---------
                                                                             172,201
                                                                          ----------
TOTAL UTILITIES . . . . . . . . . . . . . . . . . . . . .                    278,111
                                                                          ----------
TOTAL COMMON STOCKS
   (Cost $3,007,577). . . . . . . . . . . . . . . . . . .                  3,313,761
                                                                           ---------
------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 2.5%
------------------------------------------------------------------------------------
ENERGY - 0.5%
OIL & GAS - 0.5%
Occidental Petroleum Corp.
  Indexed $3.00 . . . . . . . . . . . . . . . . . . . . .         300         17,700
                                                                           ---------
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
ELECTRICAL EQUIPMENT - 0.4%
Westinghouse Electric Corp.
   $1.30 (b)  . . . . . . . . . . . . . . . . . . . . . .         800         14,300
                                                                           ---------
MEDIA & LEISURE - 0.3%
ENTERTAINMENT - 0.3%
Time Warner Financing Trust
   $1.24  . . . . . . . . . . . . . . . . . . . . . . . .         300         11,625
                                                                           ---------
NONDURABLES - 0.7%
TOBACCO - 0.7%
RJR Nabisco Holdings Corp.
   depositary shares  . . . . . . . . . . . . . . . . . .       3,700         24,975
                                                                           ---------
RETAIL & WHOLESALE - 0.3%
GENERAL MERCHANDISE STORES - 0.3%
K mart Financing I $3.875 . . . . . . . . . . . . . . . .         200     $    9,750
                                                                           ---------
UTILITIES - 0.3%
CELLULAR - 0.3%
AirTouch Communications, Inc.
   Class B $1.74  . . . . . . . . . . . . . . . . . . . .         400         10,900
                                                                           ---------
TOTAL CONVERTIBLE PREFERRED STOCKS
   (Cost $83,497) . . . . . . . . . . . . . . . . . . . .                     89,250
                                                                           ---------

------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.3%
------------------------------------------------------------------------------------
                                          MOODY'S RATINGS   PRINCIPAL
                                              (UNAUDITED)      AMOUNT
RETAIL & WHOLESALE - 0.3%
GENERAL MERCHANDISE STORES - 0.3%
Federated Department
   Stores, Inc. 5%, 10/1/03
   (Cost $11,500)  . . . . . . . . . . . . . . . . . .Ba3   $ 10,000         11,613
                                                                           ---------

------------------------------------------------------------------------------------
CASH EQUIVALENTS -- 4.5%
------------------------------------------------------------------------------------
                                                             MATURITY
                                                               AMOUNT
Investments in repurchase agreements
   (U.S. Treasury obligations) in a joint
   trading account at 6.75%, dated
   12/31/96 due 1/2/97  . . . . . . . . . . . . . . . . .    $160,060        160,000
                                                                         -----------
TOTAL INVESTMENT IN SECURITIES - 100%
   (Cost $3,262,574)  . . . . . . . . . . . . . . . . . .                $ 3,574,624
                                                                         ===========

LEGEND

(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $14,300 or 0.4% of net assets.

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $3,229,602 and $140,258, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms amounted to $29 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $3,262,574. Net unrealized appreciation aggregated $312,050, of which $351,079 related to appreciated investment securities and $39,029 related to depreciated investment securities.


See accompanying notes which are an integral part of the financial statements.

ANNUAL REPORT                          8

EQUITY INCOME PORTFOLIO
FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------
                                                                               DECEMBER 31, 1996
ASSETS
Investment in securities, at value
         (including repurchase agreements
         of $160,000) (cost $3,262,574)--
         See accompanying schedule  . . . . . . . . . . . . . . . .                 $  3,574,624
Cash      . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        1,439
Dividends receivable  . . . . . . . . . . . . . . . . . . . . . . .                        8,248
Interest receivable . . . . . . . . . . . . . . . . . . . . . . . .                          124
Receivable for expense reductions . . . . . . . . . . . . . . . . .                       37,905
                                                                                    ------------
         TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .                    3,622,340

LIABILITIES
Other payables and
         accrued expenses . . . . . . . . . . . . . . . . . . . . .                       21,943
                                                                                    ------------
NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 $  3,600,397
                                                                                    ============
Net Assets consist of:
Paid in capital . . . . . . . . . . . . . . . . . . . . . . . . . .                 $  3,275,445
Accumulated undistributed net realized
         gain (loss) on investments . . . . . . . . . . . . . . . .                       12,902
Net unrealized appreciation
         (depreciation) on investments  . . . . . . . . . . . . . .                      312,050
                                                                                    ------------
NET ASSETS, for 324,747 shares
         outstanding  . . . . . . . . . . . . . . . . . . . . . . .                 $  3,600,397
                                                                                    ============

NET ASSET VALUE, offering price
         and redemption price per share
         ($3,600,397 / 324,747 shares)  . . . . . . . . . . . . . .                       $11.09
                                                                                          ======

------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------
                                                                      AUGUST 30, 1996 (COMMENCEMENT OF OPERATIONS)
                                                                                              TO DECEMBER 31, 1996
INVESTMENT INCOME
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                              $   27,559
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                   8,215
                                                                                                       ----------
         TOTAL INCOME . . . . . . . . . . . . . . . . . . . . . . . . . .                                  35,774

EXPENSES
Management fee  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    8,203
Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . .           387
Accounting fees and expenses  . . . . . . . . . . . . . . . . . . . . . .        20,052
Non-interested trustees' compensation . . . . . . . . . . . . . . . . . .         1,667
Custodian fees and expenses . . . . . . . . . . . . . . . . . . . . . . .         6,623
Audit     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,500
                                                                             ----------
         Total expenses before reductions . . . . . . . . . . . . . . . .        50,432
         Expense reductions . . . . . . . . . . . . . . . . . . . . . . .       (40,114)                   10,318
                                                                             ----------                ----------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . .                                  25,456
                                                                                                       ----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
         investment securities  . . . . . . . . . . . . . . . . . . . . .                                  13,230
Change in net unrealized
         appreciation (depreciation)
         on investment securities . . . . . . . . . . . . . . . . . . . .                                 312,050
                                                                                                       ----------
NET GAIN (LOSS) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                 325,280
                                                                                                       ----------
NET INCREASE (DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . . .                              $  350,736
                                                                                                       ==========

See accompanying notes which are an integral part of the financial statements.


                                       9                           ANNUAL REPORT

EQUITY INCOME PORTFOLIO
FINANCIAL STATEMENTS - CONTINUED

---------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------
                                                                                               AUGUST 30, 1996
                                                                                                (COMMENCEMENT
                                                                                              OF OPERATIONS) TO
                                                                                                 DECEMBER 31,
                                                                                                     1996
INCREASE (DECREASE) IN NET ASSETS
Operations
         Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    25,456
         Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           13,230
         Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . .          312,050
                                                                                                   -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . .          350,736
                                                                                                   -----------
Distributions to shareholders from net investment income  . . . . . . . . . . . . . . . . . .          (25,784)
                                                                                                   -----------
Share transactions
         Net proceeds from sales of shares  . . . . . . . . . . . . . . . . . . . . . . . . .        3,249,728
         Reinvestment of distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . .           25,784
         Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (67)
                                                                                                   -----------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS  . . . . . .        3,275,445
                                                                                                   -----------
              TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . . .        3,600,397

NET ASSETS
         Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                -
                                                                                                   -----------
         End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 3,600,397
                                                                                                   ===========

OTHER INFORMATION
Shares
         Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          322,467
         Issued in reinvestment of distributions  . . . . . . . . . . . . . . . . . . . . . .            2,286
         Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (6)
                                                                                                   -----------
         Net increase (decrease)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          324,747
                                                                                                   ===========

See accompanying notes which are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------
                                                                                        AUGUST 30, 1996
                                                                                          (COMMENCEMENT
                                                                                        OF OPERATIONS) TO
                                                                                           DECEMBER 31,
                                                                                               1996
---------------------------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA

Net asset value, beginning of period  . . . . . . . . . . . . . . . . .                        $   10.00
                                                                                               ---------
Income from investment Operations
         Net investment income  . . . . . . . . . . . . . . . . . . . .                              .08
         Net realized and unrealized gain (loss)  . . . . . . . . . . .                             1.09
                                                                                               ---------
         Total from investment operations . . . . . . . . . . . . . . .                             1.17
                                                                                               ---------
Less Distributions
         From net investment income . . . . . . . . . . . . . . . . . .                             (.08)
                                                                                               ---------
Net asset value, end of period  . . . . . . . . . . . . . . . . . . . .                        $   11.09
                                                                                               =========
TOTAL RETURN (B,C)  . . . . . . . . . . . . . . . . . . . . . . . . . .                            11.69%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000 omitted) . . . . . . . . . . . . . . . .                        $   3,600
Ratio of expenses to average net assets . . . . . . . . . . . . . . . .                              .95%(A)
Ratio of net investment income to average net assets  . . . . . . . . .                             2.34%(A)
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . .                               14%(A)
Average commission rate(D)  . . . . . . . . . . . . . . . . . . . . . .                        $   .0168

(A)  Annualized
(B)  Total returns for periods of less than one year are not annualized.
(C) The total return would have been lower had certain expenses not been reduced during the period shown (see Note 5 of Notes to Financial Statements).
(D) A fund is required to disclose its average commission rate per share for security trades notes on which commissions are changed. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.




ANNUAL REPORT                         10

LARGE CAP PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance: total percentage change in value or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earns when it sells securities that have grown in value).


CUMULATIVE TOTAL RETURNS

-------------------------------------------------
PERIOD ENDED DECEMBER 31, 1996
-------------------------------------------------
                                          LIFE OF
                                           FUND
Large Cap Portfolio                       13.30%
S&P 500 (R)                               13.51%


CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period -- in this case, since the fund started on August 30, 1996.

You can compare the fund's return to the performance of the Standard & Poor's 500 Index -- a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

If certain fund expenses had not been reimbursed, the total return would have been lower.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.

Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.


X UNDERSTANDING PERFORMANCE

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of growth in the long run and volatility in the short run. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

-------------------------------------------------
$10,000 OVER LIFE OF FUND
-------------------------------------------------
Large Cap Portfolio   Standard & Poor's 500

                                   [CHART]

Let's say hypothetically that $10,000 was invested in the Large Cap Portfolio on August 30, 1996, when the fund started. As the chart shows, by December 31, 1996, the investment would have grown to $11,330 -- a 13.30% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500 would have grown to $11,351 over the same period -- a 13.51% increase.

INVESTMENT SUMMARY


-------------------------------------------------
TOP FIVE STOCKS AS OF DECEMBER 31, 1996
-------------------------------------------------
                                      % OF FUND'S
                                      INVESTMENTS
International Business Machines Corp.     2.7
Owens-Illinois, Inc.                      2.1
Merck & Co., Inc.                         1.9
Adaptec, Inc.                             1.8
General Electric Co.                      1.7



-------------------------------------------------
TOP FIVE MARKET SECTORS AS OF DECEMBER 31, 1996
-------------------------------------------------
                                      % OF FUND'S
                                      INVESTMENTS
Technology                                20.8
Health                                    12.2
Finance                                   12.0
Retail & Wholesale                         8.8
Nondurables                                7.2

-------------------------------------------------
ASSET ALLOCATION AS OF DECEMBER 31, 1996*
-------------------------------------------------
                                       % OF FUND'S
                                       INVESTMENTS
Stocks                                    94.3%
Short-term investments                     5.7%
* Foreign investments                      3.6%


                                   [CHART]


                                     11                            ANNUAL REPORT

LARGE CAP PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

[PHOTO]
                An interview with
                Thomas Sprague,
                Portfolio Manager of
                Large Cap Portfolio

Q. TOM, HOW HAS THE FUND PERFORMED?

A. Since its inception on August 30, 1996, the fund has performed roughly in line with the Standard & Poor's 500 Index, which posted a return of 13.51%. At the same time, I'd like to point out that it's difficult to make any conclusions about a fund's performance over such a short time period. A fund's performance should be judged over the long term.

Q. TOM, SINCE THIS IS THE FUND'S FIRST REPORT, LET'S TAKE A FEW MINUTES DISCUSSING YOUR INVESTMENT DISCIPLINE. HOW DO YOU GO ABOUT SELECTING STOCKS FOR THE FUND?

A. I base my investment decisions by focusing primarily on three characteristics: long-term earnings growth, short-term earnings momentum and attractive overall stock valuations -- stock prices relative to other measures such as earnings. Looking first at long-term earnings growth, I search out companies that can increase their earnings more than the 8% average posted by the fund's benchmark, the S&P 500 Index. In fact, I prefer to buy the stocks of companies that can post earnings growth of at least 10% a year over a three-year period. These are companies that have built some type of sustainable competitive advantage in manufacturing, distribution, marketing or research & development. The second step is to determine which of these companies will beat market expectations of their earnings over the short-term. Finally, I try to make sure a stock's price is attractive.

Q. HOW DO YOU DO THAT?

A. I analyze a stock's price per unit of earnings growth, using a measure called price-to-earnings to growth, or "p-e to growth." If, for example, the market is selling at a price-to-earnings ratio of about 16 times earnings, and earnings are growing at 8% a year, the market's "p-e to growth" measure would be 16 divided by 8, or 2. I'm looking for stocks with a "p-e to growth" of closer to one, which means I can get a unit of earnings growth priced at half the market -- in other words, a bargain. With this strategy, I can stay fully focused on the stocks that have true earnings growth and are selling at reasonable valuations because, over time, the market tends to reward stocks such as these.

Q. HOW WOULD YOU CHARACTERIZE THE INVESTMENT CLIMATE OVER THE PAST FOUR MONTHS?

A. It's been pretty benign. Interest rates generally have been down, although they spiked somewhat in December. At that time, Federal Reserve Board Chairman Alan Greenspan commented on the market's exuberance and caused some volatility in the stock market as well, although the market ended the year on an up note. Corporate earnings generally have come in stronger than expected. The combination of good earnings growth and a relatively positive interest rate environment allowed the market to post solid returns during the period.

Q. INVESTMENTS IN TECHNOLOGY REPRESENT THE FUND'S TOP MARKET SECTOR, 20.8% OF INVESTMENTS AT THE END OF THE PERIOD. WHAT'S THE ATTRACTION THERE?

A. Valuations -- or stock prices relative to other measures such as earnings -- were attractive, and business prospects for many companies showed improvement. Inventories were worked down and demand increased -- as seen in the semiconductor's book-to-bill ratio. As a result, I've overweighted the fund's technology stake versus the index during the period. Some of the technology stocks I favored were chip-maker Intel -- which reported a 41% year-over-year earnings gain in the third quarter -- semiconductor company Adaptec, IBM and networking firm Cisco Systems.

Q. WHAT ARE THE MAIN DIFFERENCES BETWEEN LARGE AND SMALL COMPANIES?

A. Large companies typically have been around longer and are more entrenched within their marketplaces. As a result, they're able to develop capabilities that make it harder for smaller companies to compete. A good large company has many weapons in its arsenal. Walt Disney, for example, rarely has a period with "down earnings." If the company is expecting a period of weakness, it can dip into its film archives and re-release a film like "Snow White." This action gives it an earnings boost that smaller companies can't match. The drawback to larger companies is that, because of their sheer size, they normally don't exhibit the rapid growth rate typically posted by smaller companies. Smaller companies also can react more quickly to market shifts.

Q. WHAT'S YOUR OUTLOOK AS WE ENTER 1997?

A. Earnings growth and interest rates have the most impact on stock market performance. Since I don't try to predict where rates are going, I'll stick to my basic philosophy of looking for companies that offer short-term earnings momentum, long-term earnings growth and good valuations. If rates stay where they are and earnings growth momentum can be sustained, the market should stay healthy. If something significant happens -- be it a rate hike or a recession -- it could be a different ball game.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.



X FUND FACTS

GOAL: Long-term growth of capital by investing primarily in equity securities of companies with large market capitalization

START DATE: August 30, 1996

SIZE: as of December 31, 1996, more than $3 million

MANAGER: Thomas Sprague, since inception; joined Fidelity in 1989


ANNUAL REPORT                          12

LARGE CAP PORTFOLIO
INVESTMENTS DECEMBER 31, 1996
Showing Percentage of Total Value of Investment in Securities

-------------------------------------------------------------------------------
COMMON STOCKS -- 94.3%
-------------------------------------------------------------------------------
                                                         SHARES  VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.9%
Boeing Co.  . . . . . . . . . . . . . . . . . .             100     $    10,620
Lockheed Martin Corp. . . . . . . . . . . . . .             200          18,300
                                                                 --------------
                                                                         28,920
                                                                 --------------
BASIC INDUSTRIES - 4.6%
CHEMICALS & PLASTICS - 1.5%
du Pont (E.I.) de Nemours & Co. . . . . . . . .             200          18,875
Monsanto Co.  . . . . . . . . . . . . . . . . .             400          15,550
Praxair, Inc. . . . . . . . . . . . . . . . . .             400          18,450
                                                                 --------------
                                                                         52,875
                                                                 --------------
METALS & MINING - 0.3%
Alumax, Inc.  . . . . . . . . . . . . . . . . .             300          10,013
                                                                 --------------
PACKAGING & CONTAINERS - 2.5%
Owens-Illinois, Inc. (a)  . . . . . . . . . . .           3,200          72,800
Tupperware Corp.  . . . . . . . . . . . . . . .             200          10,725
                                                                 --------------
                                                                         83,525
                                                                 --------------
PAPER & FOREST PRODUCTS - 0.3%
Kimberly-Clark Corp.  . . . . . . . . . . . . .             100           9,525
                                                                 --------------
TOTAL BASIC INDUSTRIES  . . . . . . . . . . . .                         155,938
                                                                 --------------
CONGLOMERATES - 2.0%
AlliedSignal, Inc.  . . . . . . . . . . . . . .             400          26,800
Tyco International Ltd. . . . . . . . . . . . .             800          42,300
                                                                 --------------
                                                                         69,100
                                                                 --------------
CONSTRUCTION & REAL ESTATE - 0.5%
BUILDING MATERIALS - 0.5%
Sherwin-Williams Co.  . . . . . . . . . . . . .             300          16,800
                                                                 --------------
DURABLES - 2.8%
AUTOS, TIRES, & ACCESSORIES - 0.6%
Snap-on Tools Corp. . . . . . . . . . . . . . .             600          21,375
                                                                 --------------
CONSUMER ELECTRONICS - 0.6%
Black & Decker Corp.  . . . . . . . . . . . . .             400          12,050
Newell Co.  . . . . . . . . . . . . . . . . . .             300           9,450
                                                                 --------------
                                                                         21,500
                                                                 --------------
HOME FURNISHINGS - 0.7%
Leggett & Platt, Inc. . . . . . . . . . . . . .             700          24,238
                                                                 --------------
TEXTILES & APPAREL - 0.9%
Jones Apparel Group, Inc. (a) . . . . . . . . .             200           7,475
Nine West Group, Inc. (a) . . . . . . . . . . .             200           9,275
Warnaco Group, Inc. Class A . . . . . . . . . .             400          11,850
                                                                 --------------
                                                                         28,600
                                                                 --------------
TOTAL DURABLES  . . . . . . . . . . . . . . . .                          95,713
                                                                 --------------
ENERGY - 7.0%
ENERGY SERVICES - 3.0%
BJ Services Co. (a) . . . . . . . . . . . . . .             400          20,400
Dresser Industries, Inc.  . . . . . . . . . . .             600          18,600
Halliburton Co. . . . . . . . . . . . . . . . .             600          36,150
Schlumberger Ltd. . . . . . . . . . . . . . . .             200          19,975
Weatherford Enterra, Inc. . . . . . . . . . . .             200           6,000
                                                                 --------------
                                                                        101,125
                                                                 --------------
OIL & GAS - 4.0%
Anadarko Petroleum Corp.  . . . . . . . . . . .             200          12,950
British Petroleum PLC ADR . . . . . . . . . . .             300          42,413
Oryx Energy Co. . . . . . . . . . . . . . . . .             300           7,425
Phillips Petroleum Co.  . . . . . . . . . . . .             300          13,275
Royal Dutch Petroleum Co. ADR . . . . . . . . .             200          34,150
Texaco, Inc.  . . . . . . . . . . . . . . . . .             100           9,813
Unocal Corp.  . . . . . . . . . . . . . . . . .             400          16,250
                                                                 --------------
                                                                        136,276
                                                                 --------------
TOTAL ENERGY  . . . . . . . . . . . . . . . . .                         237,401
                                                                 --------------
FINANCE - 12.0%
BANKS - 4.8%
Bank of New York Co., Inc.  . . . . . . . . . .           1,600          54,000
BankAmerica Corp. . . . . . . . . . . . . . . .             300          29,925
Citicorp  . . . . . . . . . . . . . . . . . . .             300          30,900
NationsBank Corp. . . . . . . . . . . . . . . .             500          48,875
                                                                 --------------
                                                                        163,700
                                                                 --------------
CREDIT & OTHER FINANCE - 0.3%
Household International, Inc. . . . . . . . . .             100           9,225
                                                                 --------------
FEDERAL SPONSORED CREDIT - 2.1%
Federal Home Loan
Mortgage Corporation  . . . . . . . . . . . . .             300          33,038
Federal National Mortgage Association . . . . .           1,000          37,250
                                                                 --------------
                                                                         70,288
                                                                 --------------
INSURANCE - 4.8%
Aetna, Inc. . . . . . . . . . . . . . . . . . .             500          40,000
Allstate Corp.  . . . . . . . . . . . . . . . .             900          52,088
AMBAC, Inc. . . . . . . . . . . . . . . . . . .             300          19,913
American International Group, Inc.  . . . . . .             100          10,825
MBIA, Inc.  . . . . . . . . . . . . . . . . . .             200          20,250
UNUM Corp.  . . . . . . . . . . . . . . . . . .             300          21,675
                                                                 --------------
                                                                        164,751
                                                                 --------------
TOTAL FINANCE . . . . . . . . . . . . . . . . .                         407,964
                                                                 --------------
HEALTH - 12.2%
DRUGS & PHARMACEUTICALS - 5.3%
American Home Products Corp.  . . . . . . . . .             700          41,038
Bristol-Myers Squibb Co.  . . . . . . . . . . .             300          32,625
Merck & Co., Inc. . . . . . . . . . . . . . . .             800          63,400
Pfizer, Inc.  . . . . . . . . . . . . . . . . .             100           8,288
Schering-Plough Corp. . . . . . . . . . . . . .             200          12,950
SmithKline Beecham PLC ADR  . . . . . . . . . .             300          20,400
                                                                 --------------
                                                                        178,701
                                                                 --------------
MEDICAL EQUIPMENT & SUPPLIES - 3.4%
Baxter International, Inc.  . . . . . . . . . .             400          16,400
Becton, Dickinson & Co. . . . . . . . . . . . .             800          34,700
Bergen Brunswig Corp. Class A . . . . . . . . .             700          19,950
Cardinal Health, Inc. . . . . . . . . . . . . .             150           8,738
Johnson & Johnson . . . . . . . . . . . . . . .             400          19,900
St. Jude Medical, Inc. (a)  . . . . . . . . . .             400          17,050
                                                                 --------------
                                                                        116,738
                                                                 --------------
MEDICAL FACILITIES MANAGEMENT - 3.5%
Columbia/HCA Healthcare Corp. . . . . . . . . .           1,200          48,900
HEALTHSOUTH Rehabilitation Corp.  . . . . . . .             300          11,588
Health Management Associates, Inc.
Class A (a) . . . . . . . . . . . . . . . . . .             600          13,500
Health Care & Retirement Corp. (a)  . . . . . .             500          14,313
Tenet Healthcare Corp. (a)  . . . . . . . . . .             700          15,313
Vencor, Inc. (a)  . . . . . . . . . . . . . . .             500          15,813
                                                                 --------------
                                                                        119,427
                                                                 --------------
TOTAL HEALTH  . . . . . . . . . . . . . . . . .                         414,866
                                                                 --------------



See accompanying notes which are an integral part of the financial statements.

                                  13                              ANNUAL REPORT

LARGE CAP PORTFOLIO
INVESTMENTS -- CONTINUED


-------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED
-------------------------------------------------------------------------------
                                                         SHARES  VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 4.1%
ELECTRICAL EQUIPMENT - 2.1%
General Electric Co.  . . . . . . . . . . . . .             600    $     59,325
Westinghouse Electric Corp. . . . . . . . . . .             600          11,925
                                                                 --------------
                                                                         71,250
                                                                 --------------
INDUSTRIAL MACHINERY & EQUIPMENT - 2.0%
Caterpillar, Inc. . . . . . . . . . . . . . . .             400          30,100
Ingersoll-Rand Co.  . . . . . . . . . . . . . .             400          17,800
Stanley Works (The) . . . . . . . . . . . . . .             700          18,900
                                                                 --------------
                                                                         66,800
                                                                 --------------

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT  . . . .                         138,050
                                                                 --------------
MEDIA & LEISURE - 4.3%
ENTERTAINMENT - 0.4%
Carnival Cruise Lines, Inc. Class A . . . . . .             400          13,200
                                                                 --------------
LEISURE DURABLES & TOYS - 0.2%
Hasbro, Inc.  . . . . . . . . . . . . . . . . .             200           7,775
                                                                 --------------
LODGING & GAMING - 2.4%
HFS, Inc. (a) . . . . . . . . . . . . . . . . .             600          35,850
Hilton Hotels Corp. . . . . . . . . . . . . . .             300           7,838
La Quinta Motor Inns, Inc.  . . . . . . . . . .             500           9,563
Marriott International, Inc.  . . . . . . . . .             500          27,625
                                                                 --------------
                                                                         80,876
                                                                 --------------
PUBLISHING - 0.6%
Knight-Ridder, Inc. . . . . . . . . . . . . . .             300          11,475
Times Mirror Co. Class A  . . . . . . . . . . .             200           9,950
                                                                 --------------
                                                                         21,425
                                                                 --------------
RESTAURANTS - 0.7%
Brinker International, Inc. (a) . . . . . . . .           1,000          16,000
Rainforest Cafe, Inc. . . . . . . . . . . . . .             300           7,050
                                                                 --------------
                                                                         23,050
                                                                 --------------

TOTAL MEDIA & LEISURE . . . . . . . . . . . . .                         146,326
                                                                 --------------
NONDURABLES - 7.2%
AGRICULTURE - 0.4%
Pioneer Hi-Bred International, Inc. . . . . . .             200          14,000
                                                                 --------------
BEVERAGES - 0.8%
Coca-Cola Co. (The) . . . . . . . . . . . . . .             200          10,525
PepsiCo, Inc. . . . . . . . . . . . . . . . . .             600          17,550
                                                                 --------------
                                                                         28,075
                                                                 --------------
FOODS - 1.1%
ConAgra, Inc. . . . . . . . . . . . . . . . . .             100           4,975
General Mills, Inc. . . . . . . . . . . . . . .             200          12,675
Ralston Purina Group  . . . . . . . . . . . . .             100           7,338
Sysco Corp. . . . . . . . . . . . . . . . . . .             400          13,050
                                                                 --------------
                                                                         38,038
                                                                 --------------
HOUSEHOLD PRODUCTS - 2.0%
Clorox Co.  . . . . . . . . . . . . . . . . . .             100          10,038
First Brands Corp.  . . . . . . . . . . . . . .             300           8,513
Gillette Co.  . . . . . . . . . . . . . . . . .             200          15,550
Procter & Gamble Co.  . . . . . . . . . . . . .             300          32,250
                                                                 --------------
                                                                         66,351
                                                                 --------------
TOBACCO - 2.9%
Philip Morris Companies, Inc. . . . . . . . . .             500          56,313
RJR Nabisco Holdings Corp.  . . . . . . . . . .           1,200          40,800
                                                                 --------------
                                                                         97,113
                                                                 --------------

TOTAL NONDURABLES . . . . . . . . . . . . . . .                         243,577
                                                                 --------------
PRECIOUS METALS - 0.3%
Newmont Mining Corp.  . . . . . . . . . . . . .             200           8,950
                                                                 --------------
RETAIL & WHOLESALE - 8.8%
APPAREL STORES - 0.6%
Gymboree Corp. (a)  . . . . . . . . . . . . . .             900          20,588
                                                                 --------------
DRUG STORES - 1.3%
General Nutrition Companies, Inc. (a) . . . . .             900          15,188
Rite Aid Corp.  . . . . . . . . . . . . . . . .             700          27,825
                                                                 --------------
                                                                         43,013
                                                                 --------------
GENERAL MERCHANDISE STORES - 1.1%
Dollar General Corp.  . . . . . . . . . . . . .             200           6,400
Sears, Roebuck & Co.  . . . . . . . . . . . . .             700          32,288
                                                                 --------------
                                                                         38,688
                                                                 --------------
GROCERY STORES - 1.1%
Kroger Co. (The) (a)  . . . . . . . . . . . . .             400          18,600
Safeway, Inc. . . . . . . . . . . . . . . . . .             400          17,100
                                                                 --------------
                                                                         35,700
                                                                 --------------
RETAIL & WHOLESALE, MISCELLANEOUS - 4.7%
Circuit City Stores, Inc. . . . . . . . . . . .             800          24,100
Lowe's Companies, Inc.  . . . . . . . . . . . .             600          21,300
PETsMART, Inc. (a)  . . . . . . . . . . . . . .           1,500          32,813
Staples, Inc. (a) . . . . . . . . . . . . . . .           1,000          18,063
Toys "R" Us, Inc. (a) . . . . . . . . . . . . .           1,700          51,000
Viking Office Products, Inc.  . . . . . . . . .             500          13,344
                                                                 --------------
                                                                        160,620
                                                                 --------------

TOTAL RETAIL & WHOLESALE  . . . . . . . . . . .                         298,609
                                                                 --------------
SERVICES - 1.4%
ADVERTISING - 0.6%
Omnicom Group, Inc. . . . . . . . . . . . . . .             400          18,300
                                                                 --------------
SERVICES - 0.8%
CDI Corp. . . . . . . . . . . . . . . . . . . .             600          17,025
Service Corp. International . . . . . . . . . .             400          11,200
                                                                 --------------
                                                                         28,225
                                                                 --------------

TOTAL SERVICES  . . . . . . . . . . . . . . . .                          46,525
                                                                 --------------
TECHNOLOGY - 20.8%
COMMUNICATIONS EQUIPMENT - 4.8%
Ascend Communications, Inc. (a) . . . . . . . .             600          37,275
Aspect Telecommunications Corp. . . . . . . . .             100           6,350
Cisco Systems, Inc. (a) . . . . . . . . . . . .             800          50,900
Network General Corp. (a) . . . . . . . . . . .           1,400          42,350
Pairgain Technologies, Inc. . . . . . . . . . .             400          12,175
3Com Corp. (a)  . . . . . . . . . . . . . . . .             200          14,675
                                                                 --------------
                                                                        163,725
                                                                 --------------
COMPUTER SERVICES & SOFTWARE - 4.6%
America Online, Inc. (a)  . . . . . . . . . . .             300           9,975
American Management Systems, Inc. (a) . . . . .             500          12,250
Automatic Data Processing, Inc. . . . . . . . .             500          21,438
CUC International, Inc. (a) . . . . . . . . . .           1,550          36,813
Computer Sciences Corp. (a) . . . . . . . . . .             200          16,425
Electronic Data Systems Corp. . . . . . . . . .             200           8,650
Equifax, Inc. . . . . . . . . . . . . . . . . .             300           9,188
Forte Software, Inc.  . . . . . . . . . . . . .             500          16,375
Oracle Systems Corp. (a)  . . . . . . . . . . .             200           8,350
PeopleSoft, Inc.  . . . . . . . . . . . . . . .             200           9,588
SunGard Data Systems, Inc.  . . . . . . . . . .             200           7,900
                                                                 --------------
                                                                        156,952
                                                                 --------------


See accompanying notes which are an integral part of the financial statements.

ANNUAL REPORT                        14

-------------------------------------------------------------------------------
COMMON STOCKS - CONTINUED
-------------------------------------------------------------------------------
                                                         SHARES  VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - 6.7%
Adaptec, Inc. (a) . . . . . . . . . . . . . . .           1,500     $    60,000
Bay Networks, Inc. (a)  . . . . . . . . . . . .           1,000          20,875
Compaq Computer Corp. (a) . . . . . . . . . . .             200          14,850
International Business Machines Corp. . . . . .             600          90,600
Pitney Bowes, Inc.  . . . . . . . . . . . . . .             600          32,700
Silicon Graphics, Inc.  . . . . . . . . . . . .             300           7,650
                                                                 --------------
                                                                        226,675
                                                                 --------------
ELECTRONICS - 3.7%
Analog Devices, Inc. (a)  . . . . . . . . . . .             500          16,938
Intel Corp. . . . . . . . . . . . . . . . . . .             400          52,375
Linear Technology Corp. . . . . . . . . . . . .             900          39,488
Maxim Integrated Products, Inc. (a) . . . . . .             400          17,300
                                                                 --------------
                                                                        126,101
                                                                 --------------
PHOTOGRAPHIC EQUIPMENT - 1.0%
Eastman Kodak Co. . . . . . . . . . . . . . . .             400          32,100
                                                                 --------------
TOTAL TECHNOLOGY  . . . . . . . . . . . . . . .                         705,553
                                                                 --------------
TRANSPORTATION - 0.7%
RAILROADS - 0.7%
CSX Corp. . . . . . . . . . . . . . . . . . . .             600          25,350
                                                                 --------------
UTILITIES - 4.7%
CELLULAR - 1.0%
360 Degrees Communications Co. (a)  . . . . . .             900          20,813
Vodafone Group PLC sponsored ADR  . . . . . . .             300          12,413
                                                                 --------------
                                                                         33,226
                                                                 --------------
TELEPHONE SERVICES - 3.7%
Ameritech Corp. . . . . . . . . . . . . . . . .             400          24,250
Cincinnati Bell, Inc. . . . . . . . . . . . . .             100           6,163
Frontier Corp.  . . . . . . . . . . . . . . . .             400           9,050
LCI International, Inc. (a) . . . . . . . . . .             500          10,750
MCI Communications Corp.  . . . . . . . . . . .             400          13,075
SBC Communications, Inc.  . . . . . . . . . . .             800          41,400
WorldCom, Inc. (a)  . . . . . . . . . . . . . .             800          20,850
                                                                 --------------
                                                                        125,538
                                                                 --------------
TOTAL UTILITIES . . . . . . . . . . . . . . . .                         158,764
                                                                 --------------
TOTAL COMMON STOCKS
    (Cost $2,852,938) . . . . . . . . . . . . .                       3,198,406
                                                                 --------------

-------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.7%
-------------------------------------------------------------------------------
                                                MATURITY
                                                AMOUNT
Investments in repurchase agreements
    (U.S. Treasury obligations) in a joint
    trading account at 6.75%, dated
    12/31/96 due 1/2/97 . . . . . . . . . . . .     $   192,072         192,000
                                                                 --------------
TOTAL INVESTMENT IN SECURITIES - 100%
    Cost $3,044,938)  . . . . . . . . . . . . .                     $ 3,390,406
                                                                 ==============

LEGEND

(a)Non-income producing

OTHER INFORMATION

Purchases and sales of securities, other than short-term securities, aggregated $3,399,944 and $591,247, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms amounted to $355 for the period (see Note 4 of Notes to Financial Statements).

INCOME TAX INFORMATION

At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $3,044,938. Net unrealized appreciation aggregated $345,468, of which $388,731 related to appreciated investment securities and $43,263 related to depreciated investment securities.


See accompanying notes which are an integral part of the financial statement.

                                 15                               ANNUAL REPORT

LARGE CAP PORTFOLIO
FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------
                                                                                 DECEMBER 31, 1996
ASSETS
Investment in securities, at value
         (including repurchase agreements
         of $192,000) (cost $3,044,938)--
         See accompanying schedule  . . . . . . . . . . . . . . . .                   $  3,390,406
Cash      . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            366
Receivable for fund shares sold . . . . . . . . . . . . . . . . . .                            235
Dividends receivable  . . . . . . . . . . . . . . . . . . . . . . .                          4,292
Interest receivable . . . . . . . . . . . . . . . . . . . . . . . .                             20
Receivable for expense reductions . . . . . . . . . . . . . . . . .                         38,107
                                                                                      ------------
         TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . .                      3,433,426

LIABILITIES
Other payables and
         accrued expenses . . . . . . . . . . . . . . . . . . . . .                         21,942
                                                                                      ------------
NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   $  3,411,484
                                                                                      ============
Net Assets consist of:
Paid in capital . . . . . . . . . . . . . . . . . . . . . . . . . .                   $  3,023,210
Accumulated undistributed net
         realized gain (loss) on investments  . . . . . . . . . . .                         42,806
Net unrealized appreciation
         (depreciation) on investments  . . . . . . . . . . . . . .                        345,468
                                                                                      ------------
NET ASSETS, for 302,060 shares
         outstanding  . . . . . . . . . . . . . . . . . . . . . . .                   $  3,411,484
                                                                                      ============

NET ASSET VALUE, offering price
         and redemption price per share
         ($3,411,484 / 302,060 shares)  . . . . . . . . . . . . . .                         $11.29
                                                                                            ======

-----------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
                                                         AUGUST 30, 1996 (COMMENCEMENT OF OPERATIONS)
                                                                                 TO DECEMBER 31, 1996
INVESTMENT INCOME
Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $    15,218
Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                             5,702
                                                                                          -----------
         TOTAL INCOME . . . . . . . . . . . . . . . . . . . . . . .                            20,920

EXPENSES
Management fee  . . . . . . . . . . . . . . . . . . . . . . . . . .      $  8,211
Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . .           376
Accounting fees and expenses  . . . . . . . . . . . . . . . . . . .        20,052
Non-interested trustees' compensation . . . . . . . . . . . . . . .         1,667
Custodian fees and expenses . . . . . . . . . . . . . . . . . . . .         6,756
Audit . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        13,500
                                                                       ----------
         Total expenses before reductions . . . . . . . . . . . . .        50,562
         Expense reductions . . . . . . . . . . . . . . . . . . . .       (40,246)             10,316
                                                                       ----------         -----------

NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . .                            10,604
                                                                                          -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on
         investment securities  . . . . . . . . . . . . . . . . . .                            44,241
Change in net unrealized
         appreciation (depreciation)
         on investment securities . . . . . . . . . . . . . . . . .                           345,468
                                                                                          -----------
NET GAIN (LOSS) . . . . . . . . . . . . . . . . . . . . . . . . . .                           389,709
                                                                                          -----------
NET INCREASE (DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . .                        $  400,313
                                                                                           ==========

See accompanying notes which are an integral part of the financial statements.



ANNUAL REPORT                        16

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 AUGUST 30, 1996
                                                                                                                  (COMMENCEMENT
                                                                                                                OF OPERATIONS) TO
                                                                                                                   DECEMBER 31,
                                                                                                                       1996
INCREASE (DECREASE) IN NET ASSETS
Operations
         Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     10,604
         Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         44,241
         Change in net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . .        345,468
                                                                                                                  ------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  . . . . . . . . . . . . . . . . . . .        400,313
                                                                                                                  ------------
Distributions to shareholders from net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . .        (12,039)
                                                                                                                  ------------
Share transactions
         Net proceeds from sales of shares  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,011,171
         Reinvestment of distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,039
                                                                                                                  ------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS  . . . . . . . . . . . . . . .      3,023,210
                                                                                                                  ------------
              TOTAL INCREASE (DECREASE) IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,411,484

NET ASSETS
         Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             --
                                                                                                                  ------------
         End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  3,411,484
                                                                                                                  ============

OTHER INFORMATION
Shares
         Sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        301,006
         Issued in reinvestment of distributions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,054
                                                                                                                  ------------
         Net increase (decrease)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        302,060
                                                                                                                  ============

See accompanying notes which are an integral part of the financial statements.

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                              AUGUST 30, 1996
                                                                                                               (COMMENCEMENT
                                                                                                             OF OPERATIONS) TO
                                                                                                                DECEMBER 31,
                                                                                                                    1996
SELECTED PER-SHARE DATA
Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   10.00
                                                                                                                 ---------
Income from Investment Operations
         Net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        .04
         Net realized and unrealized gain (loss)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1.29
                                                                                                                 ---------
         Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1.33
                                                                                                                 ---------
Less Distributions
         From net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (.04)
                                                                                                                 ---------
Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   11.29
                                                                                                                 =========

TOTAL RETURN (B,C)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      13.30%

RATIOS AND SUPPLEMENT DATA
Net assets, end of period (000 omitted) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   3,411
Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        .95%(A)
Ratio of net investment income to average net assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        .98%(A)
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         57%(A)
Average commission rate(D)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   .0214

(A)  Annualized
(B)  Total returns for periods of less than one year are not annualized.
(C) The total return would have been lower had certain expenses not been reduced during the period shown (see Note 5 of Notes to Financial Statements).
(D) A fund is required to disclose its average commission rate per share for security trades on which commissions are changed. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.



                                      17                           ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996

1. SIGNIFICANT ACCOUNTING POLICIES.

Equity Income Portfolio and Large Cap Portfolio (the funds) are funds of The Travelers Series Trust (the trust) and are authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

INCOME TAXES. Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, each fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment sub-adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

RESTRICTED SECURITIES. The funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the funds had no investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

Information regarding purchases and sales of securities (other than short-term securities) is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, Travelers Asset Management International Corporation (TAMIC), an affiliate of The Travelers Insurance Company (The Travelers), receives a fee that is computed daily at an annualized rate of .75% of each fund's average net assets. TAMIC, on behalf of each fund, has entered into a sub-advisory agreement with FMR. For its services as each fund's sub-adviser, FMR is paid a portion of TAMIC's

ANNUAL REPORT                 18
management fee that is computed daily at an annualized rate of .45% of each fund's average net assets.

TRANSFER AGENT FEES. The Travelers is each fund's transfer, dividend disbursing, and shareholder servicing agent. The trust, on behalf of each fund, has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, under which FIIOC performs each fund's transfer, dividend disbursing, and shareholder servicing agent functions. For its services, FIIOC receives account fees and asset-based fees that vary according to account size and type of account.

ACCOUNTING FEES. The trust, on behalf of each fund, has entered into a service agent agreement with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.

5. EXPENSE REDUCTIONS.

The Travelers voluntarily agreed to reimburse each funds' operating expenses above an annual rate of .95% of average net assets. For the period, the reimbursement reduced expenses by $40,114 and $40,246 for Equity Income Portfolio and Large Cap Portfolio, respectively. Through an arrangement between The Travelers and Fidelity Investments Institutional Services Co., Inc.
(FIIS), an affiliate of FMR, FIIS has agreed to pay The Travelers a portion of these reimbursements.

6. BENEFICIAL INTEREST.

At the end of the period, The Travelers, its affiliates and Separate Accounts of The Travelers were record owners of approximately 100% of the total outstanding shares of each fund.



                                 19                                ANNUAL REPORT

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of The Travelers Series Trust and the Shareholders of Equity Income Portfolio and Large Cap Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Income Portfolio and Large Cap Portfolio (funds of The Travelers Series Trust) at December 31, 1996, and the results of their operations, the changes in their net assets and the financial highlights for the period August 30, 1996 (commencement of operations) through December 31, 1996 in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Travelers Series Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 7, 1997

ANNUAL REPORT                        20

DISTRIBUTIONS

The Board of Trustees of The Travelers Series Trust voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:

                             PAY DATE   RECORD DATE   CAPITAL GAINS
Equity Income Portfolio       2/7/97       2/7/97         $.03
Large Cap Portfolio           2/7/97       2/7/97         $.14

                                       21                          ANNUAL REPORT

ANNUAL REPORT                        22

                                       23                          ANNUAL REPORT

INVESTMENT ADVISER

Travelers Asset Management International Corporation
Hartford, Connecticut

INVESTMENT SUB-ADVISER

Fidelity Management & Research Company
Boston, Massachusetts

INDEPENDENT ACCOUNTANTS

Price Waterhouse
Boston, Massachusetts

CUSTODIAN

Brown Brothers Harriman & Co.
Boston, MA

This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Series Trust: Equity Income or Large Cap Portfolios. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity Insurance products offered by the Travelers Insurance Company or the Travelers Life and Annuity Company and the prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.